Taxation - Tax Charge Reconciled to Profit Before Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 2,109.3	£ 1,890.5	[1]	£ 1,492.6	[1]
Tax at the corporation tax rate of 19.25%	406.0	378.1		302.3
Tax effect of share of results of associates	(21.8)	(10.0)		(9.5)
Irrecoverable withholding taxes	37.0	36.3		25.7
Items that are not deductible in determining taxable profit	(3.9)	9.4		25.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	140.3	60.4		49.9
US Transition Tax related to unremitted foreign earnings	28.1
Effect of change in US tax rate on deferred tax balances	(234.1)
Origination and reversal of unrecognised temporary differences	(17.2)	(4.3)		0.4
Tax losses not recognised or utilised in the year	32.5	52.2		4.0
Utilisation of tax losses not previously recognised	(10.4)	(11.3)		(10.4)
Recognition of temporary differences not previously recognised	(68.3)	(29.4)		(20.6)
Net release of prior year provisions in relation to acquired businesses	(15.0)	(23.3)		(22.9)
Other prior year adjustments	(76.2)	(69.2)		(96.8)
Tax charge	£ 197.0	£ 388.9	[1]	£ 247.5	[1]
Effective tax rate on profit before tax	9.30%	20.60%		16.60%
UK corporation tax rate	19.25%	20.00%		20.25%

[1]	Prior year figures have been re-presented as described in the accounting policies.